PREPAID EQUIPMENT COST	12 Months Ended
Dec. 31, 2018
Prepaid Equipment Cost [Abstract]
PREPAID EQUIPMENT COST
9.	PREPAID EQUIPMENT COST

For the year ended December 31, 2017, the Group recognized an impairment loss of $16,646 for the LED screens purchased from Elec-Tech International Co., Ltd. or its subsidiaries as the ordered equipment was out of dated, and the prepaid equipment cost balance of
$290
mainly represented the prepayment made for the leasehold improvement. For the year ended December 31, 2018, the prepaid equipment cost balance represents prepayment for airline Wi-Fi equipment of
$2,364.